intangible assets and goodwill - Business acquisition pro forma information (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pro forma Information
Reported Operating revenues	$ 14,658	$ 14,368
Reported Net income	1,776	$ 1,624
Pro forma Operating revenues	14,980
Pro forma Net income	$ 1,755
Net income per Common Share
Basic	$ 2.90	$ 2.68
Diluted	2.90	$ 2.68
Pro forma Basic	2.87
Pro forma Diluted	$ 2.87
Telecommunications business
Net income per Common Share
Reported Operating revenues of acquiree	$ 39
Reported Net income of acquiree	8
Smart data solutions business
Net income per Common Share
Reported Operating revenues of acquiree	19
Reported Net income of acquiree	(3)
ADT Security Services Canada, Inc.
Net income per Common Share
Reported Operating revenues of acquiree	40
Reported Net income of acquiree	$ (5)